Note 9 - Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 8.    Shareholders’ Equity

Share-based Compensation Plans

We periodically grant restricted stock unit awards and/or shares of common stock to our employees and directors. Grants to individual executives upon hiring or retention vest over a defined service period, with cost amortized over that period. We measure compensation cost for restricted stock units and stock grants at the closing price of our stock at the time of grant. Restricted stock unit grants vest after a named period with compensation cost amortized over that period. Previously, we also granted stock options, but currently do not. Although we have no current plans to issue stock options, we may do so in the future.

On June 21, 2013, the Board of Directors granted 954,438 restricted stock units to employees, with one third of those vesting in June 2014, one third vesting in June 2015, and one third vesting in June 2016. The Board of Directors granted an additional 633,960 restricted stock units on June 21, 2013 that vest in June 2014. The $2.8 million in expense related to the unit awards vesting in 2014 will be recognized on a straight-line basis over the next twelve months, while the $2.9 million in expense related to awards vesting in each of 2015 and 2016 will be recognized over the next twenty-four and thirty-six month periods, respectively.

In the second quarter of 2013, a total of 122,250 common shares were issued to nonemployee directors. We issued a total of 77,976 common shares to nonemployee directors in the second quarter of 2012.

Stock-based compensation expense for restricted stock unit grants to employees and shares issued to nonemployee directors recorded in the first six months of 2013 totaled $1.9 million, compared to $1.5 million in the same period last year.

Under the terms of our equity compensation plans, we have permitted our employees' withholding tax obligations with respect to shares awarded thereunder which have vested to be satisfied by net share settlement. As a result, in the first half of 2013, we repurchased 83,433 shares for $0.1 million, or approximately $1.55 per share.

Common Stock Dividends

In September 2011 and February 2012, our Board of Directors adopted a common stock dividend policy that has two components: (1) a dividend that links the amount of dividends on our common stock to our average quarterly realized silver price in the preceding quarter, and (2) a minimum annual dividend of $0.01 per share of common stock, in each case, payable quarterly, when and if declared. For illustrative purposes only, the table below summarizes potential per share dividend amounts at different quarterly average realized price levels according to the first component of the policy:

Quarterly average realized silver price per ounce	Quarterly dividend per share	Annualized dividend per share
$30	$0.01	$0.04
$35	$0.02	$0.08
$40	$0.03	$0.12
$45	$0.04	$0.16
$50	$0.05	$0.20
$55	$0.06	$0.24
$60	$0.07	$0.28

On August 6, 2013, our Board of Directors declared a common stock dividend, pursuant to the minimum annual dividend component of the policy described above, of $0.0025 per share, for a total dividend of $0.9 million payable in September 2013. Because the average realized silver price for the second quarter of 2013 was $16.27 per ounce, below the minimum threshold of $30 according to the policy, no silver-price-linked component was declared or paid. The declaration and payment of common stock dividends is at the sole discretion of our Board of Directors.

Status of Warrants

The following table summarizes certain information about our stock purchase warrants at June 30, 2013:

Warrants Outstanding	Warrants	Exercise Price	Expiration Date
Series 1 warrants	5,200,519	$2.40	June 2014
Series 1 warrants	460,976	2.51	June 2014
Series 3 warrants	16,671,128	2.45	August 2014
Total warrants outstanding	22,332,623

No warrants were exercised during the first six months of 2013.  Under the financial terms of the Consent Decree settling the Coeur d'Alene Basin litigation, the proceeds from the exercise of our outstanding warrants will be paid to the United States and the Coeur d'Alene Indian Tribe within 30 days after the end of the quarter when exercised. If the warrants are not exercised, we are responsible for its final payment under the Consent Decree.

Common Stock Repurchase Program

On May 8, 2012, we announced that our Board of Directors approved a stock repurchase program.  Under the program, we are authorized to repurchase up to 20 million shares of our outstanding common stock from time to time in open market or privately negotiated transactions, depending on prevailing market conditions and other factors.  The repurchase program may be modified, suspended or discontinued by us at any time. Whether or not we engage in repurchases from time to time may depend on a variety of factors, including not only price and cash resources, but customary black-out restrictions, whether we have any material inside information, limitations on share repurchases or cash usage that may be imposed by our credit agreement or in connection with issuances of securities, alternative uses for cash, applicable law, and other investment opportunities from time to time. As of June 30, 2013, 400,300 shares have been purchased at an average price of $5.56 per share, leaving 19.6 million shares that may yet be purchased under the program. The closing price of our common stock at August 6, 2013, was $2.95 per share.

Note 9: Shareholders’ Equity

Common Stock

We are authorized to issue 500,000,000 shares of common stock, $0.25 par value per share, of which 285,998,136 shares of common stock were issued as of December 31, 2012. All of our currently outstanding shares of common stock are listed on the New York Stock Exchange under the symbol “HL”.

Subject to the rights of the holders of any outstanding shares of preferred stock, each share of common stock is entitled to: (i) one vote on all matters presented to the stockholders, with no cumulative voting rights; (ii) receive such dividends as may be declared by the Board of Directors out of funds legally available therefor; and (iii) in the event of our liquidation or dissolution, share ratably in any distribution of our assets.

Dividends

In September 2011 and February 2012, our Board of Directors adopted a common stock dividend policy that has two components: (1) a dividend that links the amount of dividends on our common stock to our average quarterly realized silver price in the preceding quarter, and (2) a minimum annual dividend of $0.01 per share of common stock, in each case, payable quarterly, when declared. For illustrative purposes only, the table below summarizes potential per share dividend amounts at different quarterly average realized price levels according to the first component of the policy:

Quarterly average realized silver price per ounce	Quarterly dividend per share	Annual dividend per share
$30	$0.01	$0.04
$35	$0.02	$0.08
$40	$0.03	$0.12
$45	$0.04	$0.16
$50	$0.05	$0.20
$55	$0.06	$0.24
$60	$0.07	$0.28

The following table summarizes the common stock dividends declared by our Board of Directors under the policy described above:

	(A)	(B)	(A+B)
Declaration date	Silver-price-linked component per share	Minimum annual component per share	Total dividend per share	Total dividend amount (in millions)	Month of payment
November 8, 2011	$0.02	$0	$0.02	$5.6	December 2011
February 17, 2012	$0.01	$0.0025	$0.0125	$3.6	March 2012
May 8, 2012	$0.02	$0.0025	$0.0225	$6.4	June 2012
August 7, 2012	$—	$0.0025	$0.0025	$0.7	September 2012
November 2, 2012	$0.02	$0.0025	$0.0225	$6.4	December 2012
February 25, 2013	$—	$0.0025	$0.0025	$0.7	anticipated in March 2013

Because the average realized silver prices for the second and fourth quarters of 2012 were $27.05 and $29.20 per ounce, respectively, below the minimum threshold of $30 according to the policy, no silver-price-linked component was declared or paid. However, on February 25, 2013, our Board of Directors declared a special common stock dividend of $0.01 per share, in addition to the minimum dividend of $0.0025 per share, for an aggregate dividend of $3.6 million payable in March 2013. Prior to 2011, no dividends had been declared on our common stock since 1990. The declaration and payment of common stock dividends is at the sole discretion of our Board of Directors.

Common Stock Repurchase Program

On May 8, 2012, we announced that our Board of Directors approved a stock repurchase program.  Under the program, we are authorized to repurchase up to 20 million shares of our outstanding common stock from time to time in open market or privately negotiated transactions, depending on prevailing market conditions and other factors.    The repurchase program may be modified, suspended or discontinued by us at any time. As of December 31, 2012, 350,300 shares have been repurchased under the program, at an average price of $5.54 per share, leaving 19.65 million shares that may yet be purchased under the program. The closing price of our common stock at February 21, 2013, was $4.90 per share.

 Status of Warrants

In December 2008, we issued 10.2 million shares of common stock, Series 1 warrants to purchase 8.1 million shares of common stock, and Series 2 warrants to purchase 7.7 million shares of common stock. The Series 2 warrants expired in February 2009. In February 2009, we issued 36.8 million shares of common stock and Series 3 warrants to purchase 18.4 million shares of common stock. Each of these issuances were made pursuant to a shelf registration statement filed in September 2007, which became ineffective subsequent to the issuance in February 2009. The following table summarizes certain information about our stock purchase warrants at December 31, 2012:

Warrants Outstanding	Warrants	Exercise Price	Expiration Date

Series 1 warrants	5,200,519	$2.41	June 2014
Series 1 warrants	460,976	2.52	June 2014
Series 3 warrants	16,671,128	2.46	August 2014

Total warrants outstanding	22,332,623

During 2011, warrants to purchase approximately 2.1 million shares of our common stock were exercised, resulting in net proceeds to us of approximately $5.3 million.  No warrants were exercised during 2012. Under the terms of the Consent Decree settling the Coeur d'Alene Basin litigation, the proceeds from the exercise of our outstanding warrants will be paid to the Plaintiffs within 30 days after the end of the quarter when exercised.  As such, proceeds from Series 1 and Series 3 warrant exercises totaling approximately $0.7 million and $9.8 million were paid to the Plaintiffs in 2012 and 2011, respectively.

Preferred Stock

Our certificate of incorporation authorizes us to issue 5,000,000 shares of preferred stock, par value $0.25 per share. The preferred stock is issuable in series with such voting rights, if any, designations, powers, preferences and other rights and such qualifications, limitations and restrictions as may be determined by our Board of Directors. The Board may fix the number of shares constituting each series and increase or decrease the number of shares of any series. As of December 31, 2012, 157,816 shares of Series B Preferred Stock were outstanding. Our Series B Preferred Stock is listed on the New York Stock Exchange under the symbol “HL PB.”

On January 1, 2011, all 2,012,500 outstanding shares of our 6.5% Mandatory Convertible Preferred Stock were automatically converted to shares of our common stock at a conversion rate of 9.3773 shares of Common Stock for each share of 6.5% Mandatory Convertible Preferred Stock.  We issued approximately 18.9 million shares of common stock in connection with the mandatory conversion.

Ranking

The Series B Preferred Stock ranks senior to our common stock and any shares of Series A Junior Participating Preferred shares (none of which have ever been issued) with respect to payment of dividends, and amounts upon liquidation, dissolution or winding up.

While any shares of Series B Preferred Stock are outstanding, we may not authorize the creation or issue of any class or series of stock that ranks senior to the Series B Preferred Stock as to dividends or upon liquidation, dissolution or winding up without the consent of the holders of 66 2/3% of the outstanding shares of Series B Preferred Stock and any other series of preferred stock ranking on a parity with respect to the Series B Preferred Stock as to dividends and upon liquidation, dissolution or winding up, voting as a single class without regard to series.

Dividends

Series B preferred stockholders are entitled to receive, when, as and if declared by the Board of Directors out of our assets legally available therefor, cumulative cash dividends at the rate per annum of $3.50 per share of Series B Preferred Stock. Dividends on the Series B Preferred Stock are payable quarterly in arrears on October 1, January 1, April 1 and July 1 of each year (and, in the case of any undeclared and unpaid dividends, at such additional times and for such interim periods, if any, as determined by the Board of Directors), at such annual rate. Dividends are cumulative from the date of the original issuance of the Series B Preferred Stock, whether or not in any dividend period or periods we have assets legally available for the payment of such dividends. Accumulations of dividends on shares of Series B Preferred Stock do not bear interest. We declared and paid our regular quarterly dividend of $0.875 per share on the outstanding Preferred B shares through the third quarter of 2008.

Dividends on our 6.5% Mandatory Convertible Preferred Stock were payable on a cumulative basis when, as, and if declared by our board of directors, at an annual rate of 6.5% per share on the liquidation preference of $100 per share in cash, common stock, or a combination thereof, on January 1, April 1, July 1, and October 1 of each year to, and including, January 1, 2011.  We declared and paid our quarterly dividends on the 6.5% Mandatory Convertible Preferred Stock through the third quarter of 2008. On August 29, 2008 the Board of Directors declared that the regular quarterly dividend on the outstanding 6.5% Mandatory Convertible Preferred Stock in the amount of $1.625 per share would be paid in common stock of Hecla, for a total amount of approximately $3.27 million in common stock (with cash for fractional shares). The value of the shares of common stock issued as dividends was calculated at 97% of the average of the closing prices of our common stock over the five consecutive trading day period ending on the second trading day immediately preceding the dividend payment date.

On December 5, 2008 the Board of Directors announced that in the interest of cash conservation, quarterly payment of dividends to the holders of both the Hecla Series B Preferred Stock and the 6.5% Mandatory Convertible Preferred Stock would be deferred.  On December 1, 2009, we announced that our Board of Directors elected to declare and pay all dividends in arrears and the dividend scheduled for the fourth quarter of 2009 for each of our outstanding series of preferred stock.  In January 2010, the $0.7 million in dividends declared and unpaid on our Series B Preferred Stock was paid in cash, and the dividends declared and unpaid on our 6.5% Mandatory Convertible Preferred stock were paid in common stock, for a total amount of approximately $16.4 million in our common stock (with cash for fractional shares).  We continued to declare and pay quarterly dividends on our Series B and 6.5% Mandatory Convertible Preferred Stock in 2010.  Each quarterly dividend declared for the Series B Preferred Stock through 2010 was paid in cash, for a total of $0.6 million in cash dividends declared in 2010, or $3.50 per share.  Dividends declared for the first and second quarters of 2010 for the 6.5% Mandatory Convertible Preferred Stock were paid in shares of common stock (with cash for fractional shares).  The value of the shares of common stock issued as dividends was calculated at 97% of the average of the closing prices of our common stock over the five consecutive trading day period ending on the second day immediately preceding the dividend payment date.  Dividends declared for the third and fourth quarters of 2010 for the 6.5% Mandatory Convertible Preferred Stock were paid in cash, for a total $6.5 million in cash dividends declared in 2010, or $3.25 per share.  The fourth quarter dividend, which was the final dividend to be paid on the 6.5% Mandatory Convertible Preferred Stock as a result of its mandatory conversion to common stock, was paid in cash in January 2011. All quarterly dividends on our Series B Preferred Stock for 2011 and 2012 were declared and paid in cash.

Redemption

The Series B Preferred Stock is redeemable at our option, in whole or in part, at $50 per share, plus, all dividends undeclared and unpaid on the Series B Preferred Stock up to the date fixed for redemption.

Liquidation Preference

The Series B preferred stockholders are entitled to receive, in the event that we are liquidated, dissolved or wound up, whether voluntary or involuntary, $50 per share of Series B Preferred Stock plus an amount per share equal to all dividends undeclared and unpaid thereon to the date of final distribution to such holders (the “Liquidation Preference”), and no more. Until the Series B preferred stockholders have been paid the Liquidation Preference in full, no payment will be made to any holder of Junior Stock upon our liquidation, dissolution or winding up. The term “Junior Stock” means our common stock and any other class of our capital stock issued and outstanding that ranks junior as to the payment of dividends or amounts payable upon liquidation, dissolution and winding up to the Series B Preferred Stock. As of December 31, 2012 and 2011, our Series B Preferred Stock had a liquidation preference of $7.9 million.

 Voting Rights

Except in certain circumstances and as otherwise from time to time required by applicable law, the Series B preferred stockholders have no voting rights and their consent is not required for taking any corporate action. When and if the Series B preferred stockholders are entitled to vote, each holder will be entitled to one vote per share.

Conversion

Each share of Series B Preferred Stock is convertible, in whole or in part at the option of the holders thereof, into shares of common stock at a conversion price of $15.55 per share of common stock (equivalent to a conversion rate of 3.2154 shares of common stock for each share of Series B Preferred Stock). The right to convert shares of Series B Preferred Stock called for redemption will terminate at the close of business on the day preceding a redemption date (unless we default in payment of the redemption price).

Each share of our 6.5% Mandatory Convertible Preferred Stock automatically converted on January 1, 2011, into 9.3773 shares of our Common Stock, representing approximately 18.9 million common shares.

Stock Award Plans

We use stock-based compensation plans to aid us in attracting, retaining and motivating our employees, as well as to provide us with the ability to provide incentives more directly linked to increases in stockholder value. These plans provide for the grant of options to purchase shares of our common stock and the issuance of restricted share units of our common stock.

Stock-based compensation expense amounts recognized for the years ended December 31, 2012, 2011 and 2010 were approximately $3.1 million, $2.1 million, and $3.4 million, respectively.  Over the next twelve months, we expect to recognize approximately $2.0 million in additional compensation expense as the remaining options and units vest.

Stock Incentive Plans

Our 1995 Stock Incentive Plan, as amended in 2004, authorized the issuance of up to 11.0 million shares of our common stock pursuant to the grant or exercise of awards under the plan. During 2009, 514,238 options to acquire shares expired under the 1995 plan, and such options became available for re-grant under the 1995 plan. However, the 1995 plan terminated in May 2010.

 During the second quarter of 2010, our shareholders voted to approve the adoption of our 2010 Stock Incentive Plan and to reserve up to 20,000,000 shares of common stock for issuance under the plan.  The Board of Directors committee that administers the 2010 plan has broad authority to fix the terms and conditions of individual agreements with participants, including the duration of the award and any vesting requirements. As of December 31, 2012, there were 19,605,740 shares available for future grant under the 2010 plan.

Directors’ Stock Plan

In 1995, we adopted the Hecla Mining Company Stock Plan for non-employee Directors (the “Directors’ Stock Plan”), which may be terminated by our Board of Directors at any time. Each non-employee director is to be credited on May 30 of each year with that number of shares determined by dividing $24,000 by the average closing price for our common stock on the New York Stock Exchange for the prior calendar year. All credited shares are held in trust for the benefit of each director until delivered to the director. Delivery of the shares from the trust occurs upon the earliest of: (1) death or disability; (2) retirement; (3) a cessation of the director’s service for any other reason; or (4) a change in control. The shares of our common stock credited to non-employee directors pursuant to the Directors’ Stock Plan may not be sold until at least six months following the date they are delivered. A maximum of one million shares of common stock may be granted pursuant to the Directors’ Stock Plan. During 2012, 2011 and 2010, respectively, 18,492, 22,884 and 48,825 shares were credited to the non-employee directors. During 2012, 2011 and 2010, $80,000, $194,000 and $168,000, respectively, were charged to operations associated with the Directors’ Stock Plan. At December 31, 2012, there were 622,685 shares available for grant in the future under the plan.

In addition to the foregoing, commencing in 2010, in May of each year each non-employee director is also granted an additional $24,000 worth of our common stock under our 2010 Stock Incentive Plan (for a total of $48,000 in annual stock grants under the two plans). For 2012, 2011 and 2010, respectively, 59,484, 19,752 and 33,068 shares were credited to the non-employee directors, and $275,000, $147,000 and $263,000, respectively, were charged to operations associated with the 2010 Stock Incentive Plan.

 Status of Stock Options

The fair value of the options granted during the year ended December 31, 2010 were estimated on the date of grant using the Black-Scholes option-pricing model with the weighted average assumptions given below:

2010
Weighted average fair value of options granted	$3.18
Expected stock price volatility	92.00%
Risk-free interest rate	1.43%
Expected life of options (in years)	2.9

Options were not granted during the years ended December 31, 2012 and 2011.

We estimate forfeiture and volatility using historical information. The risk-free interest rate is based on the implied yield available on U.S. Treasury zero-coupon issues over the equivalent lives of the options. The expected life of the options represents the estimated period of time until exercise and is based on historical experience of similar awards, giving consideration to the contractual terms and vesting schedules. Prior to 2011, we had not paid dividends on common stock since 1990. Therefore, no assumption of dividend payment was made in the models used in the valuations of options granted in 2010.

During 2010, options to acquire 352,517 shares were granted to our officers and key employees, with no options granted during 2011 and 2012. Of the options granted in 2010, 322,854 were granted without vesting requirements.  The aggregate intrinsic value of options outstanding and exercisable as of December 31, 2012 before applicable income taxes was $0.9 million, based on our closing stock price of $5.83 per common share at December 31, 2012. All options outstanding were fully vested at December 31, 2012.

Transactions concerning stock options pursuant to our stock option plans are summarized as follows:

	Shares Subject to Options	Weighted Average Exercise Price
Outstanding, December 31, 2011	1,194,796	$6.72
Expired	(256,388)	$8.56
Outstanding, December 31, 2012	938,408	$6.23

All of the outstanding options above were exercisable at December 31, 2012. The weighted average remaining contractual term of options outstanding and exercisable at December 31, 2012 was one year.

There were no options exercised during 2012. The aggregate intrinsic values of options exercised during the years ended December 31, 2011 and 2010 were approximately $0.6 million and $1.5 million, respectively. We received cash proceeds of $0.5 million for options exercised in 2011 and $3.4 million for options exercised in 2010.

Restricted Stock Units

Unvested restricted stock units, for which the board of directors has approved grants to employees, are summarized as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Unvested, January 1, 2012	561,276	$6.39
Granted	723,669	$4.51
Canceled	(16,461)	$7.29
Distributed	(231,338)	$6.65
Unvested, December 31, 2012	1,037,146	$5.11

Of the 1,037,146 units unvested at December 31, 2012, 202,662 will vest in June 2013, 180,732 will vest in March 2014, and 145,952 will vest in June 2015 and June 2016, respectively.  Remaining units will be distributable based on predetermined dates as elected by the participants, unless participants forfeit their units through termination of employment in advance of vesting. We have recognized approximately $2.0 million in compensation expense since grant date, and will record an additional $3.3 million in compensation expense over the remaining vesting period related to these units.

54,870 stock units vested in 2012 and 314,826 stock units vested in 2011 were distributed or deferred as elected by the recipients under the provisions of the deferred compensation plan. We recognized approximately $0.2 million and $0.5 million in compensation expense related to these units in 2012 and 2011, respectively.

In connection with the vesting of restricted stock units, employees usually, at their election, choose to satisfy their tax withholding obligations through net share settlement, pursuant to which the Company withholds the number of shares necessary to satisfy such withholding obligations.  As a result, in 2012 we repurchased 45,341 shares for $0.2 million, or approximately $4.47 per share.